                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ];      Amendment Number:___
      This Amendment(Check only one):           [  ] is a restatement
                                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Macquarie Capital Investment Management LLC (formerly known as, Macquarie Fund Adviser, LLC)
Address:   125 West 55th Street
           New York, NY 10019

Form 13F File Number:  28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathy Simonis
Title:     Division Director, Risk Management Group
Phone:     212-231-1598

Signature, Place, and Date of Signing

/s/ Kathy Simonis                  New York, NY                 August 13, 2008
--------------------------      -----------------               ---------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[  ]    13F HOLDINGS REPORT.  (check here if all holdings of this
reporting manager are reported in this report.)

[X]     13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager

 NO.        13F FILE #                     NAME
 01         028-13120           Macquarie Group Limited